POST-EMPLOYMENT BENEFITS - Significant Assumptions (Details)	Dec. 31, 2017
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Rate of compensation increase	1.60%
Defined benefit pension plan | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	3.20%
Defined benefit pension plan | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	3.50%
Post-retirement plan | Bottom of range
Disclosure of defined benefit plans [line items]
Discount rate	3.50%
Immediate trend rate	6.90%
Ultimate trend rate	5.00%
Post-retirement plan | Top of range
Disclosure of defined benefit plans [line items]
Discount rate	5.10%
Immediate trend rate	8.50%
Ultimate trend rate	6.20%